CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2024
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of CONDENSED PARENT COMPANY BALANCE SHEETS

	As of December 31,
	2024	2023
ASSETS
Cash and cash equivalents	$1,968	$170
Other receivables, net	—	20,665
Amounts due from related parties	57,589	44,574
Total assets	$59,557	$65,409

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other current liabilities	$5,138	$4,965
Amounts due to related parties	—	31
Convertible note	635	2,392
Deficits in investment in subsidiaries	40,589	12,438
Warrant liabilities	22	—
Total liabilities	46,384	19,826

Shareholders’ equity
Class A Ordinary Shares (par value of $0.045 per shares; 796,106,500 shares authorized, 5,489,162 and 830,109 shares issued and outstanding as of December 31, 2024 and 2023, respectively)	247	37
Class B Ordinary Shares (par value of $0.045 per shares; 15,000,000 shares authorized, 1,100,000 and nil shares issued and outstanding as of December 31, 2024 and 2023, respectively)	50	—
Series D convertible preferred shares (par value of $0.0001, 6,000 shares and 6,000 shares authorized, issued and outstanding as of December 31, 2024 and 2023, respectively.)	1	1
Series F convertible preferred shares (par value of 0.00005, 50,005 shares authorized, 42,500 and 50,000 shares issued and outstanding as of December 31, 2024 and 2023, respectively)	1	1
Series G convertible preferred shares (par value of 0.00075, 50,000 shares and 50,000 shares authorized, 12,800 and ni shares issued and outstanding as of December 31, 2024 and 2023, respectively)	1	—
Series H convertible preferred shares (par value of 0.00075, 50,000 shares and 50,000 shares authorized, 7,366 and nil shares issued and outstanding as of December 31, 2024 and 2023, respectively)	1	—
Additional paid-in capital	406,344	399,117
Subscription receivable	(17,900)	(17,900)
Statutory reserve	8	8
Accumulated deficit	(377,543)	(336,571)
Accumulated other comprehensive income (loss)	1,963	890
Total shareholders’ equity	13,173	45,583
Total liabilities and shareholders’ equity	$59,557	$65,409

Schedule of CONDENSED PARENT COMPANY STATEMENTS OF OPERATIONS

	For the years ended December 31,
	2024	2023	2022
Operating expenses:
Share of loss of subsidiaries	$(28,151)	$(40,402)	$(78,256)
General and administrative expenses	(12,817)	(13,140)	(5,897)
Other expenses	(13)	(12)	(465)
Loss Before Income Tax Expenses	(40,981)	(53,554)	(84,619)
Income tax expenses	—	—	—
Net Loss	(40,981)	(53,554)	(84,619)

Schedule of CONDENSED PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the years ended December 31,
	2024	2023	2022
Cash flows from operating activities	$(2,119)	$(1,016)	$(2,410)
Cash flows from investing activities	—	—	—
Cash flows from financing activities	3,917	1,015	(165)
Net increase (decrease) in cash, cash equivalents and restricted cash	1,798	(1)	(2,575)
Cash, cash equivalents and restricted cash, at beginning of year	170	171	2,746
Cash, cash equivalents and restricted cash, at end of year	$1,968	$170	$171